INVESTMENT	12 Months Ended
Feb. 28, 2023
Investments, All Other Investments [Abstract]
INVESTMENT	5. INVESTMENT On December 23, 2022 the Company entered into a Simple Agreement for Future Equity (SAFE) contract to invest $50,000 to acquire shares of a company’s capital stock at a discount.